Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 101,936	$ 169,781
Accumulated Depreciation	59,980	100,292
Property, plant and equipment	41,956	69,489
HPDI Technology
Property, Plant and Equipment [Line Items]
Property, plant and equipment	33,244
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	9,067	9,206
Accumulated Depreciation	2,977	2,635
Property, plant and equipment	6,090	6,571
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	7,596	9,386
Accumulated Depreciation	5,599	6,773
Property, plant and equipment	1,997	2,613
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	6,196	8,326
Accumulated Depreciation	4,779	6,103
Property, plant and equipment	1,417	2,223
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	68,104	129,642
Accumulated Depreciation	38,088	75,111
Property, plant and equipment	30,016	54,531
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	10,973	13,221
Accumulated Depreciation	8,537	9,670
Property, plant and equipment	$ 2,436	$ 3,551